Organization and Plan of Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization and Plan of Business Operations
Organization and Plan of Business Operations

Note 1—Organization and Plan of Business Operations

Organization and General

Avista Healthcare Public Acquisition Corp. (the “Company”) was incorporated as a Cayman Islands exempted company on December 4, 2015. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “business combination”). The Company has focused and will continue to focus its search for a target business in the healthcare industry, although it may seek to complete a business combination with an operating company in any industry or sector. The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (as amended, the “JOBS Act”). The Company’s sponsor is Avista Acquisition Corp. (the “Sponsor”), which was incorporated on December 4, 2015.

At September 30, 2018, the Company had not commenced any operations. All activity through September 30, 2018 relates to the Company’s formation, its initial public offering of 30,000,000 units (the “Units”) at $10.00 per Unit, each consisting of one Class A ordinary share of the Company, par value $0.0001 per share (the “Class A Shares”), and one warrant (the “Warrants”) to purchase one-half of one Class A Share (the “Public Offering”) and efforts directed towards locating and completing a suitable initial business combination. The Company also granted the Underwriters (as defined below) of the Public Offering a 45-day option to purchase up to 4,500,000 additional Units to cover over-allotments (the “Over-allotment Option”). The Class A Shares sold as part of the Units in the Public Offering are sometimes referred to herein as the “public shares.” The Company will not generate any operating revenues until after completion of a business combination, at the earliest.

Financing

The registration statement for the Company’s Public Offering was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on October 7, 2016. The Public Offering closed on October 14, 2016 (the “Close Date”). The Sponsor and certain other accredited investors (the “Initial Shareholders”) purchased an aggregate of 16,000,000 warrants (the “Private Placement Warrants”) at a purchase price of $0.50 per warrant, or $8,000,000 in the aggregate, in a private placement at the Close Date (the “Private Placement”).

On November 28, 2016, the Company consummated the closing of the sale of 1,000,000 Units which were sold pursuant to the Over-allotment Option. The Company also consummated a simultaneous private placement of an additional 400,000 Private Placement Warrants with the Initial Shareholders. Following the closing of the Over-allotment Option and Private Placement, an additional $10,000,000 was placed into the Trust Account (defined below), after paying additional underwriting discounts of $200,000.

 Following the Public Offering, after paying underwriting discounts of $6,200,000 and funds designated for operational use of $2,000,000, the remaining net proceeds of $310,000,000 were deposited in a trust account (the “Trust Account”) with Continental Stock Transfer and Trust Company (the “Trustee”) acting as trustee as described below. On October 30, 2018, in connection with the Company’s redemption of all of the Company’s remaining outstanding Class A Shares as described below, the Company instructed the Trustee to liquidate the Trust Account and to disburse the funds established in connection with the Public Offering. See “Subsequent Events” in Note 2 below. The Company intends to finance the Business Combination (as defined below) with net proceeds from a $46,000,000 initial private investment from the PIPE Investors at the close of the Business Combination (see Note 6).

The Trust Account

As of January 1, 2018 the funds in the Trust Account were invested in a qualified Money Market Fund within the meaning of section 2(a)(16) of the Investment Company Act of 1940. On March 8, 2018 the funds in the Trust Account were invested in U.S. government treasury bills, which matured on April 5, 2018. On April 5, 2018 the funds in the Trust Account were reinvested in U.S. government treasury bills, which matured on May 3, 2018. On May 3, 2018, the funds in the Trust Account were reinvested in US government treasury bills, which matured on May 31, 2018. On May 31, 2018, the funds in the Trust Account were reinvested in US government treasury bills, which matured on June 28, 2018. On June 28, 2018 the funds in the Trust Account were invested in a qualified Money Market Fund within the meaning of section 2(a)(16) of the Investment Company Act of 1940. The balance in the Trust Account as of September 30, 2018 was $316,284,206.  The funds in the Trust Account were invested in U.S. government treasury bills, or other similar investments until the Company failed to consummate a business combination within the prescribed time.

As discussed below, on October 30, 2018, in order to provide for the disbursement of funds from the Company’s Trust Account in connection with the Company’s redemption of the remaining Class A Shares, the Company instructed the Trustee to immediately liquidate the Trust Account. The proceeds of the Trust Account were held in a noninterest-bearing account while awaiting disbursement to the holders of the Class A Shares. The Company instructed Continental Stock Transfer & Trust Company, the Company’s transfer agent (the “Transfer Agent”) to redeem all Class A Shares and provide holders of Class A Shares their pro rata portion of the proceeds of the Trust Account. See “Subsequent Events” in Note 2 below.

Business Combination

On October 30, 2018, the directors and officers of the Company and the Sponsor amended the Letter Agreement, dated October 10, 2016 (the “Letter Agreement”), to eliminate any obligation to cease operations and proceed with the liquidation and dissolution of the Company. The Private Placement Warrants will expire worthless if the Company fails to complete a business combination.

The NASDAQ Stock Market (“NASDAQ”) rules require that the business combination must be with one or more target businesses that together have an aggregate fair market value equal to at least 80% of the balance in the Trust Account (less any Deferred Commissions (as defined below) and taxes payable on interest earned) at the time of the Company signing a definitive agreement in connection with the business combination.

Termination of Previously Proposed Business Combination

On August 21, 2017, the Company, Avista Healthcare Merger Sub, Inc. a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”), Avista Healthcare NewCo, LLC (“NewCo”), Envigo International Holdings, Inc. (“Envigo”), and Jermyn Street Associates, LLC, solely in its capacity as Shareholder Representative, entered into a Transaction Agreement (as amended on November 22, 2017 and as further amended on December 22, 2017, January 21, 2018 and February 9, 2018, (the “Transaction Agreement”), which provided for a proposed business combination between the Company and Envigo.

On February 14, 2018, the Company and Envigo entered into the Mutual Termination Agreement pursuant to Section 7.1(a) of the Transaction Agreement, pursuant to which the Transaction Agreement was terminated effective as of February 14, 2018. The Company intends to continue to pursue the Business Combination described below.

Proposed Business Combination

On August 17, 2018, the Company, Merger Sub and Organogenesis Inc., a Delaware corporation (“Organogenesis”) entered into an Agreement and Plan of Merger (the “Merger Agreement”) to consummate a business combination (the “Business Combination”). On October 5, 2018, pursuant to the Merger Agreement, the Company, Merger Sub and Organogenesis entered into an amendment to the Merger Agreement (“Amendment No. 1”). Amendment No. 1, among other things, replaces the form of parent charter upon Domestication (as defined below) and the Form of Parent Bylaws upon Domestication.

Pursuant to the Merger Agreement, as amended, among other things, (i) the Company will transfer by way of continuation out of the Cayman Islands into the State of Delaware or domesticate as a Delaware corporation in accordance with Section 388 of the Delaware General Corporation Law, as amended and the Cayman Islands Companies Law (2018 Revision) (the “Domestication”); and (ii) Merger Sub will merge with and into Organogenesis, the separate corporate existence of Merger Sub will cease and Organogenesis will be the surviving corporation and a direct wholly owned subsidiary of the Company.

As previously disclosed, on October 4, 2018, the Company held an extraordinary general meeting of its shareholders (the “EGM”). At the EGM, the following matters were submitted to holders of the Company’s Ordinary Shares: (i) a proposal to amend the Company’s amended and restated memorandum and articles of association (the “Articles”) to extend the date by which the Company has to consummate a business combination from October 14, 2018 to February 15, 2019 (the “Extension Amendment Proposal”) and (ii) a proposal to amend the Company’s Investment Management Trust Agreement, dated as of October 10, 2016, by and between the Company and the Trustee, to extend the date on which to commence liquidating the trust account established in connection with the Company’s Public Offering in the event the Company has not consummated a business combination prior to October 14, 2018, from October 14, 2018 to February 15, 2019 (the “Trust Amendment Proposal”). The Extension Amendment Proposal did not receive “for” votes from holders of one hundred percent (100%) of the Ordinary Shares represented in person or by proxy and entitled to vote thereon at the EGM (voting together as a single class), and accordingly was not approved. The Trust Amendment Proposal received “for” votes from holders of more than sixty five percent (65%) of the issued and outstanding ordinary shares, and accordingly was approved. In connection with this vote, the holders of 30,798,019 of the Company’s Class A Shares indicated that they wished to exercise their right under the Company’s Articles to redeem their shares for cash at a redemption price of approximately $10.20 per share, for an aggregate redemption amount of approximately $314,258,592, in the event that the proposal was approved. The Company initially reported that the proposal was approved, however it was later determined, and reported, that sufficient affirmative votes were not received to approve the proposal.  As a result of the Company’s error with respect to the application of the prescribed voting standard, these shares were redeemed on October 4, 2018, which was in advance of the date required by the Company’s Articles. See Note 6 below.

As a result of Proposal 1 not being approved, such shares were subject to mandatory redemption within ten business days of October 14, 2018 pursuant to the Company’s Articles. Due to its inability to consummate an initial business combination within the time period required by the Company’s Articles, the Company redeemed the remaining outstanding public shares as of October 31, 2018 on October 31, 2018.  The Class A Shares ceased trading on the NASDAQ Capital Market as of the close of business on October 30, 2018 in order to allow time for the settlement of trades and as a result of a trading suspension by NASDAQ. As of the close of business on October 31, 2018, the Class A Shares were deemed cancelled, and as of such date represent only the right to receive the redemption amount. As discussed above, in order to provide for the disbursement of funds from the Trust Account established in connection with the Company’s initial public offering, the Company instructed the Trustee to immediately liquidate the Trust Account. The proceeds of the trust account were held in a noninterest-bearing account while awaiting disbursement to the holders of the public shares. Holders of the Class A Shares had their shares redeemed for their pro rata portion of the proceeds of the Trust Account by the Transfer Agent, at a per share redemption price of approximately $10.30 per share, for an aggregate redemption amount of approximately $2,081,751. The redemption amount was payable to the holders of the Class A Shares (including the Class A Shares in the Company’s Units) upon presentation of their share or unit certificates or other delivery of their shares or units. Beneficial owners of Class A Shares held in ‘‘street name,’’ however, did not need to take any action in order to receive the redemption amount.

There is no redemption right or liquidating distribution with respect to the Warrants, which remain outstanding.

On October 30, 2018, the directors and officers of the Company and the Sponsor amended the Letter Agreement to eliminate any obligation to cease operations and proceed with the liquidation and dissolution of the Company.

Liquidity

As of September 30, 2018, the Company had a working capital deficit of $7,984,620. In order to preserve liquidity, as of April 30, 2017, the affiliate of the Sponsor (the “Affiliate”) has agreed to defer payment of the monthly administrative fee under the Administrative Services Agreement until the initial business combination, at which time all such accrued but unpaid fees will be paid to the Affiliate.  In addition certain vendors have agreed to defer the payment of invoices until the earlier of a close of a business combination or a liquidation of the Company. As of September 30, 2018, $7,239,714  of accrued expenses were deferred.

The Company issued to the Sponsor on August 11, 2017, as amended and restated on August 30, 2018 and further amended on November 8, 2018 an unsecured promissory note (the “Promissory Note”) pursuant to which the Company is permitted to borrow up to $850,000 in aggregate principal amount. As of September 30, 2018, the Company has borrowed $700,000 under such note. This note is non-interest bearing and payable on the earlier of January 31, 2019 or the closing of a proposed business combination.

If the Company is unable to consummate the proposed Business Combination, it may be required to take additional measures to raise additional capital. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

AVISTA HEALTHCARE PUBLIC ACQUISITION CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1—Organization and Plan of Business Operations

Organization and General

Avista Healthcare Public Acquisition Corp. (the “Company”) was incorporated as a Cayman Islands exempted company on December 4, 2015. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “business combination”). The Company has focused its search for a target business in the healthcare industry, although it may seek to complete a business combination with an operating company in any industry or sector. The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).  The Company’s sponsor is Avista Acquisition Corp. (the “Sponsor”), which was incorporated on December 4, 2015.

At December 31, 2017, the Company had not commenced any operations.  All activity through December 31, 2017 relates to the Company’s formation and its initial public offering of 30,000,000 units (the “Units”) at $10.00 per Unit, each consisting of one Class A ordinary shares of the Company, par value $0.0001 per share (the “Class A Shares”), and one warrant (the “Warrants”) to purchase one-half of one Class A Share (the “Public Offering”) and efforts directed towards locating a suitable initial business combination.  The Company also granted the Underwriters (as defined below) of the Public Offering a 45-day option to purchase up to 4,500,000 additional Units to cover over-allotments (the “Over-allotment Option”).  The Class A Shares sold as part of the Units in the Public Offering are sometimes referred to herein as the “public shares.”  The Company will not generate any operating revenues until after completion of a business combination, at the earliest.

Financing

The registration statement for the Company’s Public Offering was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on October 7, 2016.  The Public Offering closed on October 14, 2016 (the “Close Date”).  The Sponsor and certain other accredited investors (the “Initial Shareholders”) purchased an aggregate of 16,000,000 warrants (the “Private Placement Warrants”) at a purchase price of $0.50 per warrant, or $8,000,000 in the aggregate, in a private placement at the Close Date (the “Private Placement”).

On November 28, 2016, the Company consummated the closing of the sale of 1,000,000 Units which were sold pursuant to the Over-allotment Option. The Company also consummated a simultaneous private placement of an additional 400,000 Private Placement Warrants with the Initial Shareholders.  Following the closing of the Over-allotment Option and Private Placement, an additional $10,000,000 was placed into the Trust Account, after paying additional underwriting discounts of $200,000.

The Company intends to finance a business combination with net proceeds from its $310,000,000 Public Offering and $8,200,000 Private Placement (see Note 3). Following the Public Offering, after paying underwriting discounts of $6,200,000 and funds designated for operational use of $2,000,000, the remaining net proceeds of $310,000,000 were deposited in a trust account with Continental Stock Transfer and Trust Company acting as trustee (the “Trust Account”) as described below.

The Trust Account

On January 6, 2017 the funds in the Trust Account were invested in U.S. government treasury bills, which matured on April 6, 2017. On April 6, 2017 the funds in the Trust Account were reinvested in U.S. government treasury bills, which matured on July 6, 2017. On July 6, 2017, the funds in the Trust Account were reinvested in US government treasury bills, which matured on August 3, 2017.  On August 3, 2017, the funds in the Trust Account were reinvested in US government treasury bills, which matured on August 31, 2017.  On August 31, 2017, the funds in the Trust Account were reinvested in US government treasury bills, which matured on September 28, 2017.  On September 28, 2017, the funds in the Trust Account were reinvested in US government treasury bills, which matured on October 26, 2017.  On October 26, 2017 the funds in the Trust Account were reinvested in U.S. government treasury bills, which matured on November 24, 2017. On November 24, 2017 the funds in the Trust Account were reinvested in U.S. government treasury bills, which matured on December 21, 2017. On December 21, 2017 the funds in the Trust Account were invested in a qualified Money Market Fund within the meaning of section 2(a)(16) of the Investment Company Act of 1940. The funds in the Trust Account will continue to be invested in U.S. government treasury bills, or other similar investments until the earlier of (i) the consummation of the business combination and (ii) the Company’s failure to consummate a business combination within the prescribed time. Placing funds in the Trust Account may not protect those funds from third-party claims against the Company. Although the Company will seek to have all vendors, service providers (other than its independent auditors), prospective target businesses or other entities it engages execute agreements with the Company waiving any claim of any kind in or to any monies held in the Trust Account, there is no guarantee that such persons will execute such agreements. The Sponsor has agreed that it will be liable to the Company under certain circumstances if and to the extent any claims by such persons reduce the amount of funds in the Trust Account below a specified threshold. The Company has not independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Sponsor’s only assets are securities of the Company. Therefore, the Sponsor may not be able to satisfy those obligations should they arise. The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses as well as any taxes.  The balance in the Trust Account as of December 31, 2017 was $312,497,921.

Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, the sale of the Private Placement Warrants and the Over-allotment Option, although substantially all of the net proceeds are intended to be applied generally toward consummating a business combination. There is no assurance that the Company will be able to successfully effect a business combination. The Company will provide the holders of the public shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their public shares upon the completion of the business combination, either (i) in connection with a shareholder meeting called to approve the business combination or (ii) by means of a tender offer, in either case at a per‑share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the business combination, including interest (which interest shall be net of taxes payable) divided by the number of then outstanding public shares. Notwithstanding the foregoing, if the Company seeks shareholder approval of the business combination and the Company does not conduct redemptions pursuant to the tender offer rules, a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined in Section 13(d)(3) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the public shares. In connection with any shareholder vote required to approve any business combination, the Initial Shareholders have agreed (i) to vote any of their respective Ordinary Shares (as defined below) in favor of the business combination and (ii) not to redeem any of their Ordinary Shares in connection therewith.

The NASDAQ rules require that the business combination must be with one or more target businesses that together have an aggregate fair market value equal to at least 80% of the balance in the Trust Account (less any Deferred Commissions (as defined below) and taxes payable on interest earned) at the time of the Company signing a definitive agreement in connection with the business combination.

If the Company has not completed a business combination by October 14, 2018, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per‑share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable, and less up to $50,000 of interest to pay dissolution expenses) divided by the number of then outstanding public shares, which redemption will completely extinguish the rights of the Public Shareholders as Shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and its Board of Directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. In the event of a liquidation, the Public Shareholders will be entitled to receive a full pro rata interest in the Trust Account (initially anticipated to be approximately $10.00 per share, plus any pro rata interest earned on the Trust Fund not previously released to the Company and less up to $50,000 of interest to pay dissolution expenses). There will be no redemption rights or liquidating distributions with respect to the Founder Shares (as defined below) or the Private Placement Warrants, which will expire worthless if the Company fails to complete a business combination within the 24‑month time period.

Proposed Business Combination

On August 21, 2017, the Company, Avista Healthcare Merger Sub, Inc. (“Merger Sub”), Avista Healthcare NewCo, LLC (“NewCo”), Envigo International Holdings, Inc. (“Envigo”), and Jermyn Street Associates, LLC, solely in its capacity as Shareholder Representative, entered into a Transaction Agreement (as amended on November 22, 2017 and as further amended on December 22, 2017, January 21, 2018 and February 9, 2018, the “Transaction Agreement”) provided for a proposed business combination.

On February 14, 2018, we executed and entered into the Mutual Termination Agreement pursuant to Section 7.1(a) of the Transaction Agreement, with NewCo, Envigo, and Jermyn Street Associates, LLC, solely in its capacity as shareholder representative, for the purpose of mutually terminating the Transaction Agreement, and all proposed transactions relating to the merger. The Transaction Agreement was terminated effective as of February 14, 2018.

Liquidity

As of December 31, 2017, the Company had a working capital deficit of $3,634,283. In order to preserve liquidity, as of April 30, 2017, the affiliate of the Sponsor (the “Affiliate”) has agreed to defer payment of the monthly administrative fee under the Administrative Services Agreement until the initial business combination, at which time all such accrued but unpaid fees will be paid to the Affiliate.  In addition certain vendors have agreed to defer the payment of invoices until the earlier of a close of a business combination or a liquidation of the Company.  As of December 31, 2017, $3,774,090 of accrued expenses were deferred.

The Company issued to the Sponsor on August 11, 2017, an unsecured promissory note pursuant to which the Company is permitted to borrow up to $300,000 in aggregate principal amount. As of December 31, 2017, the Company has borrowed $100,000 under such note. This note is non-interest bearing and payable on the earlier of October 14, 2018 or the closing of a proposed business combination.

Based on the foregoing, management believes that the Company will have sufficient working capital to continue as a going concern until the earlier of October 14, 2018 or the close of a business combination.